Preliminary Purchase Price Allocation - Schedule of Fair value of the total consideration (Details) - Pro Forma [Member]	9 Months Ended
Sep. 30, 2024 USD ($) $ / shares shares
STIM Shares | shares	25,305
Price per share | $ / shares	$ 1.15
Fair value of purchase consideration paid at closing	$ 29,101,000
Settlement of pre- existing relationship	5,635
Total purchase consideration	$ 34,736,000